Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan	Employee Benefit PlanThe Company maintains a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) covering all U.S. employees who satisfy certain eligibility requirements. The 401(k) Plan allows each participant to defer a percentage of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service. The Company may, at the discretion of the Board, make contributions in the form of matching contributions or profit-sharing contributions. For the three and nine months ended September 30, 2021, the Company made matching contributions of $160 and $384, respectively, to the 401(k) Plan. For the three and nine months ended September 30, 2020, the Company made matching contributions of $47 and $123, respectively, to the 401(k) Plan.	Employee Benefit PlanThe Company maintains a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) covering all U.S. employees who satisfy certain eligibility requirements. The 401(k) Plan allows each participant to defer a percentage of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service. The Company may, at the discretion of the Board of Directors, make contributions in the form of matching contributions or profit-sharing contributions. For the years ended December 31, 2019 and 2020, the Company made matching contributions of $113 and $177, respectively, to the plan.